Segment Information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Revenue	$ 104,507	$ 106,916	$ 99,870	[1]
Net Plant, Property and Equipment	13,996	13,883
Revenue | Major Client
Segment Information
Percentage required for qualification as major customer or major geographic category	10.00%
Revenue | Geographic Information
Segment Information
Percentage required for qualification as major customer or major geographic category	10.00%
United States | Geographic Information
Segment Information
Revenue	36,270	37,041	35,581
Japan | Geographic Information
Segment Information
Revenue	10,697	10,968	10,701
Other countries | Geographic Information
Segment Information
Revenue	57,540	58,906	53,589
Plant and Other Property
Segment Information
Net Plant, Property and Equipment	12,854	12,457	12,432
Plant and Other Property | United States | Geographic Information
Segment Information
Net Plant, Property and Equipment	6,555	6,271	6,134
Plant and Other Property | Other countries | Geographic Information
Segment Information
Net Plant, Property and Equipment	$ 6,299	$ 6,186	$ 6,298

[1]	Amounts may not add due to rounding.